SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS - Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities purchased under agreements to resell	$ 236,252	$ 204,655
Deposits paid for securities borrowed	91,042	90,067
Total, net	327,294	294,722
Allowance for credit losses on securities purchased and borrowed	(6)	(10)
Total, net of allowance	327,288	294,712
Securities sold under agreements to repurchase	174,255	181,194
Deposits received for securities loaned	17,030	18,331
Total, net	191,285	199,525
Securities-for-securities lending transactions	$ 3,600	$ 6,800